Organization and Description of Business (Policies)	12 Months Ended
Dec. 31, 2019
Organization and Description of Business [Abstract]
Contribution and Exchange Transaction
On June 1, 2017, SDI consummated a Contribution and Exchange Transaction (the “Contribution and Exchange”) to acquire a 52.1% controlling interest in Turning Point Brands, Inc. (“Turning Point”). The transaction was accounted for as a recapitalization or reverse acquisition. Turning Point was the accounting acquirer for financial reporting purposes, notwithstanding the legal form of the transaction. As of December 31, 2019, SDI has a 50.0% ownership interest in Turning Point.